Derivative Financial Instruments - Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount	£ 216,687	£ 238,751
Fair value assets	5,498	5,321
Fair value liabilities	2,033	1,594
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	71,279	96,541
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	145,408	142,210
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	93,140	89,432
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	52,268	52,778
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,407	14,165
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,542	3,010
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	32,870	33,901
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	51,179	79,522
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	91,598	86,422
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	19,333	18,808
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,693	2,854
Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount	65	69
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	5,498	5,321
Fair value liabilities	2,033	1,594
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,979	2,188
Fair value liabilities	1,400	1,845
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	4,780	5,005
Fair value liabilities	1,894	1,621
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,249	1,422
Fair value liabilities	1,650	1,315
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,531	3,583
Fair value liabilities	244	306
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	861	455
Fair value liabilities	714	351
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	229	357
Fair value liabilities	14
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	3,334	3,537
Fair value liabilities	203	200
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	830	1,455
Fair value liabilities	530	1,326
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	1,020	1,065
Fair value liabilities	1,636	1,315
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	197	46
Fair value liabilities	39	102
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	288	278
Fair value liabilities	156	168
Fair Value [member] | Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value liabilities	2	4
Fair Value [member] | Netting adjustments [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,261)	(1,872)
Fair value liabilities	£ (1,261)	£ (1,872)